Investments	12 Months Ended
Dec. 31, 2020
Schedule of Investments [Abstract]
Investments	Investments:
Investments in debt and equity securities
Investment securities we hold are recorded at fair value in the accompanying consolidated balance sheets. We apply regulated operations accounting to the unrealized gains and losses of all investment securities. All realized and unrealized gains and losses are determined using the specific identification method.
The following tables summarize debt and equity securities at December 31, 2020 and 2019.

	(dollars in thousands)
	Gross Unrealized
2020	Cost	Gains	Losses	Fair Value
Equity	$262,564	$219,658	$(8,127)	$474,095
Debt	613,271	18,090	(641)	630,720
Other	11,431	—	—	11,431
Total	$887,266	$237,748	$(8,768)	$1,116,246

	(dollars in thousands)
	Gross Unrealized
2019	Cost	Gains	Losses	Fair Value
Equity	$258,870	$144,832	$(5,990)	$397,712
Debt	354,535	8,474	(874)	362,135
Other	6,356	—	—	6,356
Total	$619,761	$153,306	$(6,864)	$766,203
The contractual maturities of debt securities, which are included in the estimated fair value table above, at December 31, 2020 and 2019 are as follows:

	(dollars in thousands)
	2020		2019
	Cost	Fair Value	Cost	Fair Value
Due within one year	$163,890	$164,635	$81,637	$81,914
Due after one year through five years	242,958	247,857	47,212	48,188
Due after five years through ten years	68,659	73,479	51,892	54,184
Due after ten years	137,764	144,749	173,794	177,849
Total	$613,271	$630,720	$354,535	$362,135
The following table summarizes the realized gains and losses and proceeds from sales of securities for the years ended December 31, 2020, 2019 and 2018:

	(dollars in thousands)
	2020	2019	2018
Gross realized gains	$36,647	$18,076	$14,268
Gross realized losses	(16,868)	(12,018)	(19,139)
Proceeds from sales	756,513	544,043	626,612
Investment in associated companies
Investments in associated companies were as follows at December 31, 2020 and 2019:

	(dollars in thousands)
	2020	2019
National Rural Utilities Cooperative Finance Corporation (CFC)	$24,080	$24,065
CT Parts, LLC	6,554	7,175
Georgia Transmission Corporation	33,943	32,106
Georgia System Operations
Corporation	7,500	7,000
Other	2,767	2,972
Total	$74,844	$73,318
The CFC investments consist of capital term certificates required in connection with our membership in CFC and a voluntary investment in CFC member capital securities. Accordingly, there is no market for these investments and they are valued at cost. The investment in Georgia Transmission represents capital credits valued at cost. The investment in Georgia System Operations represents loan advances. Repayments of these advances are due by December 2024.
CT Parts, LLC is an affiliated organization formed by us and Smarr EMC for the purpose of purchasing and maintaining spare parts inventory and for the administration of contracted services for combustion turbine generation facilities. Such investment is recorded at cost.
Rocky Mountain transactions
In December 1996 and January 1997, we entered into six long-term lease transactions relating to our 74.61% undivided interest in Rocky Mountain. In each transaction, we leased a portion of our undivided interest in Rocky Mountain to six separate owner trusts for the benefit of three investors, referred to as owner participants, for a term equal to 120% of the estimated useful life of Rocky Mountain. Immediately thereafter, the owner trusts leased their undivided interests in Rocky Mountain to our wholly owned subsidiary, Rocky Mountain Leasing Corporation, or RMLC, for a term of 30 years under six separate leases. RMLC then subleased the undivided interests back to us under six separate leases for an identical term.
In 2012, we terminated five of the six lease transactions prior to the end of their lease terms. The remaining lease in place represented approximately 10% of the original lease transactions. Pursuant to a payment undertaking agreement, we have a guarantee for the annual basic rent payments due under the remaining lease. The fair value amount relating to the guarantee of basic rent payment is immaterial to us principally due to the high credit rating of the payment undertaker, Rabobank Nederland. The basic rental payments remaining through the end of the lease, which expires in 2027, are approximately $30,892,000.
At the end of the term of the remaining facility lease, we have the option to cause RMLC to purchase the owner trust's undivided interest in Rocky Mountain at a fixed purchase option price of approximately $112,000,000. The payment undertaking agreement, along with the equity funding agreement with AIG Matched Funding Corp., would fund approximately $74,000,000 and $37,928,000 of this amount, respectively, and these amounts would be paid to the owner trust over five installments in 2027. If we do not elect to cause RMLC to purchase the owner trust's undivided interest in Rocky Mountain, Georgia Power has an option to purchase the undivided interest. If neither we nor Georgia Power exercise our purchase option, and we return (through RMLC) the undivided interest in Rocky Mountain to the owner trust, the owner trust has several options it can elect, including:
•causing RMLC and us to renew the related facility lease and facility sublease for up to an additional 16 years and provide collateral satisfactory to the owner trust,
•leasing its undivided interest to a third party under a replacement lease, or
•retaining the undivided interest for its own benefit.
Under the first two of these options we must arrange new financing for the outstanding amount of the loan used to finance the owner trust's upfront rental payment made to us when the lease closed on December 31, 1996. At the end of the lease term, the amount of the outstanding loan is anticipated to be approximately $74,000,000. If new financing cannot be arranged, the owner trust can ultimately cause us to purchase 49%, in the case of the first option above, or all, in the case of the second option above, of the loan certificate or cause RMLC to exercise its purchase option or RMLC to renew the facility lease and facility sublease, respectively.
The assets of RMLC are not available to pay our creditors.